Long-term provisions (Tables)	12 Months Ended
Jun. 30, 2024
Long-term provisions
Schedule of changes in long-term provisions

	Environmental	Other	Total
	2024	2024	2024
for the year ended 30 June	Rm	Rm	Rm
Balance at beginning of year	17 293	839	18 132
Capitalised to property, plant and equipment	473	—	473
Reduction in rehabilitation provision capitalised[1]	(729)	—	(729)
Per the income statement	(590)	(61)	(651)
additional provisions and changes to existing provisions	(206)	15	(191)
reversal of unutilised amounts	(332)	(77)	(409)
effect of change in discount rate	(52)	1	(51)
Notional interest	1 176	7	1 183
Utilised during year (cash flow)	(390)	(69)	(459)
Translation of foreign operations	(39)	(19)	(58)
Foreign exchange differences recognised in income statement	(670)	(3)	(673)
Balance at end of year	16 524	694	17 218

1Decrease in rehabilitation provision capitalised in 2024 relates primarily to an increase in discount rates.

Schedule of risk-free rates used to discount the estimated cash flows related to provisions

	2024	2023
for the year ended 30 June	%	%
South Africa	8,1 to 10,9	8,7 to 10,9
Europe	2,0 to 3,6	2,0 to 4,0
United States of America	3,2 to 5,4	2,7 to 5,7

Schedule of effect on provisions from changes in the discount rate

	2024	2023
for the year ended 30 June	Rm	Rm
A 1% point change in the discount rate would have the following effect on the long-term provisions recognised
Increase in the discount rate	(2 185)	(4 250)
amount capitalised to property, plant and equipment	(917)	(858)
income recognised in income statement	(1 268)	(3 392)
Decrease in the discount rate	2 802	5 338
amount capitalised to property, plant and equipment	1 375	1 518
expense recognised in income statement	1 427	3 820

Schedule of expected timing of future cash flows for provisions

		2024	2023
for the year ended 30 June	Note	Rm	Rm
Expected timing of future cash flows
Within one year		2 822	2 601
One to five years		2 915	6 060
Five to ten years¹		2 208	909
More than ten years²		9 273	8 562
		17 218	18 132
Short-term portion	30	(2 822)	(2 601)
Long-term provisions		14 396	15 531
Estimated undiscounted obligation*		109 845	114 986
1	Relates largely to the rehabilitation of coal mining, oil and gas sites in South Africa.
2	Relates largely to the plugging and abandonment of gas wells in Mozambique, as well as remediation of soil and ground water contamination in South Africa.

*Decrease relates mainly to a reassessment of cost estimates based on future escalation assumptions.